Interest in Joint Venture - Summary of Financial Information of the Group's Interest in BVRV Participações S.A (Detail) - BRL (R$) R$ in Thousands	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of joint operations [line items]
Non-current assets		R$ 3,696,631	R$ 388,070
Current assets (including cash and cash equivalents)		381,953	16,034
Current liabilities (including current financial liabilities excluding trade and other payables and provisions – R$ 0)		151,728	4,422
Net assets (100%)		3,232,111	266,921
Loss and total comprehensive loss		R$ (217,833)	(52,028)	R$ 229,964
Boa Vista Servicos S A [member]
Disclosure of joint operations [line items]
Non-current assets	R$ 1,119,175		911,031
Current assets (including cash and cash equivalents)	1,397,398		1,787,565
Current liabilities (including current financial liabilities excluding trade and other payables and provisions – R$ 0)	143,166		435,160
Loss and total comprehensive loss	(108,023)		R$ (297,750)	R$ (175,197)
Boa Vista Servicos S A [member] | BVRV Participaes S.A [Member]
Disclosure of joint operations [line items]
Non-current assets	346,114
Current assets (including cash and cash equivalents)	8,235
Current liabilities (including current financial liabilities excluding trade and other payables and provisions – R$ 0)	67
Net assets (100%)	354,282
Group's share of net assets	179,260
Carrying amount of interest in joint venture	179,260
Group's share of total comprehensive income	(3,010)
Boa Vista Servicos S A [member] | 100% [member] | BVRV Participaes S.A [Member]
Disclosure of joint operations [line items]
Loss and total comprehensive loss	(5,473)
Boa Vista Servicos S A [member] | 55% [member] | BVRV Participaes S.A [Member]
Disclosure of joint operations [line items]
Loss and total comprehensive loss	R$ (3,010)